Renaissance IPO ETF PORTFOLIO OF INVESTMENTS (UNAUDITED)
June 30, 2024

Shares		Value (US$)

	COMMON STOCKS - 99.7%
	COMMUNICATION SERVICES - 0.8%
	Interactive Media & Services - 0.8%
22,778	Reddit, Inc. - Class A *	$1,455,287

	CONSUMER DISCRETIONARY - 23.7%
	Automobile Components - 1.2%
79,890	Mobileye Global, Inc. - Class A * (a)	2,243,711

	Automobiles - 5.7%
739,354	Rivian Automotive, Inc. - Class A * (a)	9,922,130
18,907	ZEEKR Intelligent Technology Holding Ltd. - ADR *	356,208
		10,278,338
	Diversified Consumer Services - 3.8%
32,961	Duolingo, Inc. *	6,877,972

	Hotels, Restaurants & Leisure - 6.7%
67,787	Cava Group, Inc. *	6,287,244
82,256	Dutch Bros, Inc. - Class A *	3,405,398
66,306	Viking Holdings Ltd. *	2,250,426
		11,943,068
	Textiles, Apparel & Luxury Goods - 6.3%
108,826	Amer Sports, Inc. *	1,367,943
22,682	Birkenstock Holding PLC *	1,234,128
222,349	On Holding AG - Class A *	8,627,141
		11,229,212
		42,572,301
	CONSUMER STAPLES - 12.5%
	Consumer Staples Distribution & Retail - 2.8%
154,604	Maplebear, Inc. *	4,968,973

	Personal Care Products - 9.7%
964,523	Kenvue, Inc.	17,535,028
		22,504,001

	FINANCIALS - 28.7%
	Banks - 10.6%
1,482,052	NU Holdings Ltd. - Class A *	19,103,650

	Capital Markets - 9.3%
596,736	Robinhood Markets, Inc. - Class A *	13,551,875
75,487	TPG, Inc.	3,128,936
		16,680,811
	Consumer Finance - 0.7%
10,230	Kaspi.KZ JSC - ADR	1,319,772

	Financial Services - 5.1%
229,680	Corebridge Financial, Inc.	6,688,282
26,084	Enact Holdings, Inc.	799,735
129,337	Remitly Global, Inc. *	1,567,565
		9,055,582
	Insurance - 3.0%
91,929	Ryan Specialty Holdings, Inc.	5,323,608
		51,483,423
	HEALTH CARE - 1.5%
	Biotechnology - 1.2%
28,481	Nuvalent, Inc. - Class A *	2,160,568

See accompanying Notes to Financial Statements.

Renaissance IPO ETF PORTFOLIO OF INVESTMENTS (UNAUDITED)
June 30, 2024 (Continued)

Shares		Value (US$)
	Health Care Equipment & Supplies - 0.3%
36,286	Bausch & Lomb Corp. * (a)	$526,873
		2,687,441
	INDUSTRIALS - 8.4%
	Aerospace & Defense - 0.3%
9,309	Loar Holdings, Inc. *	497,194

	Electrical Equipment - 3.2%
54,288	Fluence Energy, Inc. * (a)	941,354
103,975	NEXTracker, Inc. - Class A *	4,874,348
		5,815,702
	Professional Services - 0.8%
34,999	UL Solutions, Inc. - Class A	1,476,608

	Trading Companies & Distributors - 4.1%
149,057	Core & Main, Inc. - Class A *	7,294,849
		15,084,353
	INFORMATION TECHNOLOGY - 24.1%
	Semiconductors & Semiconductor Equipment - 12.1%
98,205	ARM Holdings PLC - ADR *	16,068,302
19,793	Astera Labs, Inc. *	1,197,675
88,340	GLOBALFOUNDRIES, Inc. *	4,466,470
		21,732,447
	Software - 12.0%
46,673	Braze, Inc. - Class A *	1,812,779
181,789	Freshworks, Inc. - Class A *	2,306,902
106,451	Gitlab, Inc. - Class A *	5,292,744
86,426	HashiCorp, Inc. - Class A *	2,911,692
57,377	Informatica, Inc. - Class A *	1,771,802
19,692	Instructure Holdings, Inc. *	460,990
33,424	Klaviyo, Inc. - Class A * (a)	831,923
53,100	PowerSchool Holdings, Inc. - Class A *	1,188,909
20,707	Rubrik, Inc. - Class A *	634,877
205,952	SentinelOne, Inc. - Class A *	4,335,289
		21,547,907
		43,280,354
	TOTAL COMMON STOCKS (Cost - $173,380,355)	179,067,160

	SHORT-TERM INVESTMENTS - 1.6%
2,841,904	State Street Navigator Securities Lending Government Money Market Portfolio (b)	2,841,904

	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,841,904)	2,841,904

	TOTAL INVESTMENTS - 101.3% (Cost - $176,222,259) (c)	$181,909,064
	LIABILITIES LESS OTHER ASSETS - (1.3)%	(2,288,887)
	NET ASSETS - 100.0%	$179,620,177

See accompanying Notes to Financial Statements.

Renaissance IPO ETF PORTFOLIO OF INVESTMENTS (UNAUDITED)
June 30, 2024 (Continued)

*	Non-income producing security.

(a)	Securities (or a portion of the security) on loan. As of June 30, 2024, the market value of securities loaned was $7,872,342. The loaned securities were secured with cash collateral of $2,841,904 and non-cash collateral with a value of $5,673,376. The non-cash collateral received consists of securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(b)	Represents investments of cash collateral received in connection with securities lending.

(c)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $176,222,259. At June 30, 2024, net appreciation for all securities was $5,686,805. This consists of aggregate gross unrealized appreciation of $19,882,727 and aggregate gross unrealized depreciation of $14,195,922.

ADR - American Depositary Receipt

PLC - Public Limited Company

See accompanying Notes to Financial Statements.

Renaissance International IPO ETF PORTFOLIO OF INVESTMENTS (UNAUDITED)
June 30, 2024

Shares		Value (US$)
	COMMON STOCKS - 99.0%
	BELGIUM - 3.0%
7,576	Azelis Group NV (a)	$135,983

	BRITAIN - 8.5%
11,691	Bridgepoint Group PLC	32,572
13,187	Petershill Partners PLC	34,756
37,629	Wise PLC - Class A *	324,168
		391,496
	CANADA - 2.9%
4,040	Definity Financial Corp.	132,831

	CHINA - 19.5%
1,445	Asymchem Laboratories Tianjin Co. Ltd. - Class H	9,011
26,725	CALB Group Co. Ltd. *	53,046
5,500	China Tourism Group Duty Free Corp. Ltd. - Class H (a)	33,701
25,000	HUTCHMED China Ltd. *	88,039
345,000	J&T Global Express Ltd. *	315,000
6,446	JL Mag Rare-Earth Co. Ltd. - Class H	5,085
10,100	Onewo, Inc. - Class H	30,265
1,064,858	SenseTime Group, Inc. - Class B * (a)	179,998
900	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. *	19,109
5,200	Tianqi Lithium Corp. - Class H (a)	14,916
34,137	Zhejiang Leapmotor Technology Co. Ltd. * (a)	117,155
25,600	ZJLD Group, Inc.	26,488
		891,813
	GERMANY - 10.2%
4,394	Dr Ing hc F Porsche AG - (Preference Shares)	327,144
1,061	Ionos SE *	28,862
2,046	RENK Group AG	55,382
1,751	Schott Pharma AG & Co. KGaA	57,382
		468,770
	INDONESIA - 24.2%
622,200	Amman Mineral Internasional PT *	417,966
793,300	Barito Renewables Energy Tbk. PT	488,092
53,824,687	GoTo Gojek Tokopedia Tbk. PT *	164,350
213,200	Pertamina Geothermal Energy PT	15,494
402,500	Trimegah Bangun Persada Tbk. PT	24,826
		1,110,728
	ITALY - 2.3%
5,122	Ariston Holding NV	21,184
1,701	Industrie De Nora SpA (a)	20,403
5,412	Lottomatica Group SpA	65,437
		107,024
	JAPAN - 9.0%
4,100	Kokusai Electric Corp.	119,516
4,300	Rakuten Bank Ltd. *	77,854
9,000	Socionext, Inc.	213,071
		410,441
	LUXEMBOURG - 3.0%
7,549	CVC Capital Partners PLC *	138,530

	NORWAY - 4.4%
54,336	AutoStore Holdings Ltd. *	63,919
39,468	Var Energi ASA	139,433
		203,352
	RUSSIA - 0.0%
11,913	Fix Price Group PLC - GDR ±	119

See accompanying Notes to Financial Statements.

Renaissance International IPO ETF PORTFOLIO OF INVESTMENTS (UNAUDITED)
June 30, 2024 (Continued)

Shares		Value (US$)
	SPAIN - 3.3%
2,837	Corp. ACCIONA Energias Renovables SA	$58,426
3,379	Puig Brands SA - Class B *	94,449
		152,875
	SWEDEN - 2.0%
29,504	Volvo Car AB - Class B *	91,262

	SWITZERLAND - 3.9%
2,194	Galderma Group AG *	180,609

	THAILAND - 0.6%
126,021	Thai Life Insurance PCL	26,442

	TURKEY - 0.9%
10,615	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS *	30,963
5,931	Kaleseramik Canakkale Kalebodur Seramik Sanayi AS	7,897
		38,860

	UNITED STATES - 1.3%
32,257	GQG Partners, Inc. - CDI	60,898

	TOTAL COMMON STOCKS (Cost - $5,618,221)	4,542,033

	SHORT-TERM INVESTMENTS - 0.7%
33,676	State Street Navigator Securities Lending Government Money Market Portfolio (b)	33,676

	TOTAL SHORT-TERM INVESTMENTS (Cost - $33,676)	33,676

	TOTAL INVESTMENTS - 99.7% (Cost - $5,651,897) (c)	$4,575,709
	LIABILITIES LESS OTHER ASSETS - 0.3%	12,469
	NET ASSETS - 100.0%	$4,588,178

*	Non-income producing security.

±	Investments categorized as a significant unobservable input. At June 30, 2024, the aggregate value of these securities amounted to $119 or less than 0.01% of Net Assets.

(a)	Securities (or a portion of the security) on loan. As of June 30, 2024, the market value of securities loaned was $241,688. The loaned securities were secured with cash collateral of $33,676 and non cash collateral with a value of $237,063. The non-cash collateral received consists of securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(b)	Represents investments of cash collateral received in connection with securities lending.

(c)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $5,651,897. At June 30, 2024, net depreciation for all securities was $1,076,188. This consists of aggregate gross unrealized appreciation of $323,713 and aggregate gross unrealized depreciation of $1,399,901.

GDR - Global Depositary Receipt

PLC - Public Limited Company

See accompanying Notes to Financial Statements.

Renaissance IPO ETFs Notes to Financial Statements
For the Period Ended June 30, 2024 (Unaudited)

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

SECURITY VALUATION: The values of the Funds’ securities for which market quotations are readily available as defined in Rule 2a-5 under the 1940 Act are based on the securities’ last quoted sales prices on their principal exchanges. In the absence of a last reported sales price, values may be based on the mean between the current bid and ask prices, if available. Any Fund’s securities for which market quotations are not readily available, as well as restricted securities or other investment assets, are to be valued at fair value as determined in good faith in accordance with Valuation Procedures, approved by the Board of Trustees (the “Board”). To carry out the responsibility to determine the Fair Value of any securities or other assets for which market quotations are not readily available, the Board has designated Renaissance Capital LLC (the “Adviser” or “Valuation Designee”) as the Valuation Designee. The Funds’ Administrator, State Street Bank and Trust Company, assists the Valuation Designee with its responsibilities as set forth in the Valuation Procedures. As a general principle, the “fair value” of a security is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the Valuation Designee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the Adviser with respect to the valuation of the security; (v) whether the same or similar securities are held by other Funds managed by the Adviser and the methodologies used to value comparable or similar securities in those Funds; (vi) the extent to which the fair value determination will be based on data or formulae produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; (viii) the existence of merger proposals, tender offers or other types of “exit” events for shareholders of the security’s issuer; (ix) court action or governmental intervention with respect to a security or its issuer; and (x) price changes of a relevant market index that serves as a reasonable proxy instrument for the fair valued security. Short-term instruments with maturities of 60 days or less at the date of the purchase generally are valued at amortized cost, which approximates fair value; short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. The Funds may also use fair value pricing in a variety of circumstances, including, but not limited to, situations where the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded, or where trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be received upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the NAV of the Funds and the prices used by each of the Funds’ benchmark indices, the Renaissance IPO Index and the Renaissance International IPO Index, respectively (the “Indices”). This may adversely affect the Funds’ ability to track the Indices.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

Renaissance IPO ETFs Notes to Financial Statements
For the Period Ended June 30, 2024 (Unaudited) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuations inputs of the Fund’s investments by each fair value hierarchy level as of June 30, 2024:

Renaissance IPO ETF	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$179,067,160	$—	$—	$179,067,160
Short-Term Investments	2,841,904	—	—	2,841,904
Total Investments	$181,909,064	$—	$—	$181,909,064

Renaissance International IPO ETF	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$4,541,914	$—	$119	$4,542,033
Short-Term Investments	33,676	—	—	33,676
Total Investments	$4,575,590	$—	$119	$4,575,709

(1)	See the Portfolio of Investments for industry/country classification.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. During the period ended June 30, 2024, there were no transfers between levels. The Fund’s policy is to recognize transfers between levels as of the end of the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Renaissance IPO ETF	Common Stocks
Balance as of September 30, 2023	$134
Change in Unrealized Appreciation (Depreciation)	(134)
Balance as of June 30, 2024	$—

Renaissance International IPO ETF	Common Stocks
Balance as of September 30, 2023	$119
Change in Unrealized Appreciation (Depreciation)	_—
Balance as of June 30, 2024	$119